Operating Segment and Related Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedules of Concentration of Risk, by Risk Factor	The Company's revenue concentrations of 10% and greater are as follows:
As a result of the sale of GMSL, and in accordance with ASC 280, the Company no longer considers the results of operations and Balance Sheets of GMH and its subsidiaries as a separate segment. Formerly part of the Marine Services segment, these entities and the investment in HMN have been reclassified to the Other segment. In addition, as GMSL is a discontinued operation, all operating results of GMSL have been reclassified to discontinued operations. This has been reflected in the tables below for both the current and historical periods presented.

		Years Ended December 31,
	Segment	2019	2018
Customer A	Telecommunications	11.3%	12.1%

Summary of Company's Geographic and Operating Segments
Summary information with respect to the Company’s operating segments is as follows (in millions):

	Years Ended December 31,
	2019	2018
Net revenue
Construction	$713.3	$716.4
Energy	39.0	20.7
Telecommunications	696.1	793.6
Insurance	331.6	217.1
Life Sciences	—	—
Broadcasting	41.8	45.4
Other	—	3.7
Non-operating Corporate	—	—
Eliminations (*)	(10.2)	(14.5)
Total net revenue	$1,811.6	$1,782.4
(*) The Insurance segment revenues are inclusive of realized and unrealized gains and net investment income for the year ended December 31, 2019 and 2018 which are related to entities under common control which are eliminated or are reclassified in consolidation.

	Years Ended December 31,
	2019	2018
Income (loss) from operations
Construction	$45.1	$41.9
Energy	10.1	(0.5)
Telecommunications	(1.8)	4.8
Insurance	37.3	1.8
Life Sciences	(8.9)	(13.8)
Broadcasting	(11.4)	(24.0)
Other	(1.7)	(2.5)
Non-operating Corporate	(25.0)	(33.6)
Eliminations (*)	(10.2)	(14.5)
Total income (loss) from operations	$33.5	$(40.4)
(*) The Insurance segment revenues are inclusive of realized and unrealized gains and net investment income for the year ended December 31, 2019 and 2018 which are related to transactions between entities under common control which are eliminated or are reclassified in consolidation.
A reconciliation of the Company's consolidated segment operating income to consolidated earnings before income taxes is as follows (in millions):

	Years Ended December 31,
	2019	2018
Income (loss) from operations	$33.5	$(40.4)
Interest expense	(79.5)	(69.7)
Gain on sale and deconsolidation of subsidiary	—	105.1
Income from equity investees	1.6	8.4
Gain on bargain purchase	1.1	115.4
Other income	6.2	77.8
(Loss) income from continuing operations	(37.1)	196.6
Income tax benefit (expense)	20.3	(2.2)
(Loss) income from continuing operations	(16.8)	194.4
Loss from discontinued operations	(19.3)	(14.5)
Net (loss) income	(36.1)	179.9
Net loss (income) attributable to noncontrolling interest and redeemable noncontrolling interest	4.6	(17.9)
Net (loss) income attributable to HC2 Holdings, Inc.	(31.5)	162.0
Less: Preferred dividends, deemed dividends, and repurchase gains	—	6.4
Net (loss) income attributable to common stock and participating preferred stockholders	$(31.5)	$155.6

	Years Ended December 31,
	2019	2018
Depreciation and Amortization
Construction	$15.5	7.4
Energy	6.9	5.5
Telecommunications	0.3	0.3
Insurance (*)	(23.1)	(12.4)
Life Sciences	0.3	0.2
Broadcasting	6.3	3.3
Other	—	0.1
Non-operating Corporate	0.1	0.1
Total	$6.3	$4.5
(*) Balance includes amortization of negative VOBA, which increases net income.

	Years Ended December 31,
	2019	2018
Capital Expenditures (*)
Construction	$9.8	$14.9
Energy	1.1	1.5
Telecommunications	—	0.1
Insurance	0.6	0.3
Life Sciences	0.1	—
Broadcasting	14.2	1.1
Non-operating Corporate	—	0.1
Total	$25.8	$18.0
(*) The above capital expenditures exclude assets acquired under terms of capital lease and vendor financing obligations.

Segment Reporting for Long-term investments, Property and Equipment - Net and Assets

	December 31,
	2019	2018
Investments
Construction	$0.9	$0.9
Insurance	4,423.0	3,821.4
Life Sciences	22.0	16.3
Other	43.1	42.8
Eliminations	(96.9)	(80.5)
Total	$4,392.1	$3,800.9

	December 31,
	2019	2018
Total Assets
Construction	$530.4	$537.9
Energy	142.8	77.6
Telecommunications	89.3	139.9
Insurance	5,611.9	5,213.1
Life Sciences	28.4	35.6
Broadcasting	257.9	202.8
Other	366.3	368.2
Non-operating Corporate	27.2	9.2
Eliminations	(95.9)	(80.5)
Total	$6,958.3	$6,503.8